Financial Information of the Parent Company - Schedule of Parent Company Statements of Operations and Comprehensive Loss (Details) - Parent [Member] - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Operating costs and expenses:
General and administrative expenses	$ (292,948)	$ (1,835,286)
Other income (expenses):
Interest income	60
Other expenses	(33,893)	(727,331)
Equity in loss of subsidiaries	(1,228,032)	(722,138)
Net loss	(1,554,813)	(3,284,755)
Foreign currency translation adjustments	1,070,366	(2,033,233)
Comprehensive loss	$ (484,447)	$ (5,317,988)